Unbilled Revenue	12 Months Ended
Mar. 31, 2025
Revenue [abstract]
Unbilled Revenue

2.12 Unbilled revenue

		(Dollars in millions)
	As of
	March 31, 2025	March 31, 2024
Unbilled financial asset (1)	1,195	1,151
Unbilled non-financial asset (2)	569	593
	1,764	1,744

(1)
Right to consideration is unconditional and is due only after a passage of time.
(2)
Right to consideration is dependent on completion of contractual milestones.